As filed with the Securities and Exchange Commission on October 13, 2015

1933 Act Registration File No. 333-30924
 1940 Act File No. 811-09821

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	24	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	26	[X]

(Check appropriate box or boxes)

ALLIED ASSET ADVISORS FUNDS
(Exact name of Registrant as Specified in Charter)

721 Enterprise Drive
Oak Brook, IL 60523
(Address of Principal Executive Offices)

(630) 789-9191
(Registrant's Telephone Number, including Area Code)

Bassam Osman, President
Allied Asset Advisors, Inc.
721 Enterprise Drive
Oak Brook, IL 60523
(Name and address of agent for Service)

Copies of Communications to:
Usman Shakeel
Latham & Watkins, LLP
233 South Wacker Drive, Suite 5800
Chicago, IL  60606

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post Effective Amendment No. 24 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post Effective Amendment No. 24 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the Village of Oak Brook and the State of Illinois on the 13th day of October, 2015.

ALLIED ASSET ADVISORS FUNDS

By: /s/ Bassam Osman
Bassam Osman
President

Pursuant to the requirements of the Securities Act of 1933 as amended, this Registration Statement has been signed below by the following persons in the capacities and on October 13, 2015.

Signature	Title

/s/ Bassam Osman	Trustee and President
Bassam Osman

/s/Abdalla Idris Ali*	Trustee
Abdalla Idris Ali

/s/Mohammed Kaiseruddin*	Trustee and Chairman
Mohammed Kaiseruddin

/s/Muhammad M. Kudaimi*	Trustee
Muhammad M. Kudaimi

/s/Mohammad Basheeruddin*	Treasurer
Mohammad Basheeruddin

/s/Salah Obeidallah*	Secretary
Salah Obeidallah

*Signed by

/s/ Bassam Osman
Bassam Osman
Attorney in Fact pursuant to Powers of Attorney filed August 1, 2003, July 26, 2010, and September 28, 2015.

 EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE